Statements of financial position - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash	$ 1,303,703	$ 3,411,607
Gold bullion	2,258,396,671	2,058,147,026
Subscriptions receivable	4,126	4,126
Prepaid assets	182,650	284,578
Total assets	2,259,887,150	2,061,847,337
Current liabilities
Accounts payable	303,109	100,136
Total liabilities	303,109	100,136
Equity
Unitholders' capital	2,507,485,432	2,564,087,051
Unit premiums and reserves	122,317	97,794
Retained earnings (deficit)	(146,851,907)	(401,246,648)
Underwriting commissions and issue expenses	(101,171,801)	(101,190,996)
Total equity (note 7)	2,259,584,041	2,061,747,201
Total liabilities and equity	$ 2,259,887,150	$ 2,061,847,337
Total equity per Unit	$ 10.67	$ 9.48